Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations 1 [Abstract]
Summary of fair value of net identifiable assets recognized from acquisition
The components of the fair value of net identifiable assets recognized from this acquisition consist of the following:

As at March 1, 2016
Fair value of consideration transferred	$1,264
Fair value of net identifiable assets acquired:
Assets acquired:
Invested assets	$2,345	(1)
Other assets	156
Deferred tax assets	186
Intangible assets	270	(2)
Total assets acquired	$2,957
Liabilities assumed:
Insurance contract liabilities	$2,248
Other liabilities assumed	105
Total liabilities assumed	$2,353
Fair value of net identifiable assets acquired	$604
Goodwill	$660	(3)

(1)	Includes cash and cash equivalents of $53, debt securities of $1,828, mortgages and loans of $376, and equity securities of $88.

(2)
The acquired intangible assets are finite life intangible assets that consist of client relationship intangible assets of $180 and distribution intangible assets of $90 that will be amortized on a straight-line basis over 15 years.

(3)
The goodwill represents the excess of the purchase price over the fair value of net assets and includes the benefit of synergies and future business and other economic benefits arising from this transaction of which $318 is deductible for tax purposes.